Offerings	May 13, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.0001 par value per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 145,081,550.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,035.76
Offering Note	The amount to be registered consists of up to $400,000,000 of an indeterminate amount of common stock, preferred stock, debt securities, warrants and/or units. There is also being registered hereunder such currently indeterminate number of (i) shares of common stock or other securities of the registrant as may be issued upon conversion of, or in exchange for, convertible or exchangeable debt securities and/or preferred stock registered hereby, or (ii) shares of debt securities, common stock, preferred stock or units as may be issued upon exercise of warrants registered hereby, as the case may be, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-272378
Carry Forward Initial Effective Date	Jun. 16, 2023
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.0001 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-272378
Carry Forward Initial Effective Date	Jun. 16, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-272378
Carry Forward Initial Effective Date	Jun. 16, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-272378
Carry Forward Initial Effective Date	Jun. 16, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-272378
Carry Forward Initial Effective Date	Jun. 16, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 119,918,450.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-272378
Carry Forward Initial Effective Date	Jun. 16, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 13,215.01
Offering Note	The registrant previously registered the offer and sale of securities having a maximum aggregate offering price of $300,000,000 pursuant to a registration statement on Form S-3 (File No. 333-272378) initially filed with the Securities and Exchange Commission on June 2, 2023 (the "2023 Expiring Registration Statement") and, in connection therewith, paid a filing fee of $33,060. Of such securities, an aggregate of $119,918,450 remain unsold (the "2023 Unsold Securities"). The registrant previously registered the offer and sale of securities having a maximum aggregate offering price of $250,000,000 pursuant to a registration statement on Form S-3 (File No. 333-280570) initially filed with the Securities and Exchange Commission on June 28, 2024 (the "2024 Expiring Registration Statement" and together with the 2023 Expiring Registration Statement, the "Expiring Registration Statements") and, in connection therewith, paid a filing fee of $36,900. Of such securities, an aggregate of $135,000,000 remain unsold (the "2024 Unsold Securities" and together with the 2023 Unsold Securities, the "Unsold Securities"). Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Unsold Securities, and the filing fee of $33,141.01 associated therewith (which amount is based on the filing fee rates in effect at the time of the filing of the Expiring Registration Statements) is hereby carried forward to be applied to the Unsold Securities and no additional filing fee is due with respect to such Unsold Securities in connection with the filing of this registration statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities pursuant to the Expiring Registration Statements shall be deemed terminated as of the date of the effective date of this registration statement.
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-280570
Carry Forward Initial Effective Date	Jul. 08, 2024
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.0001 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-280570
Carry Forward Initial Effective Date	Jul. 08, 2024
Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-280570
Carry Forward Initial Effective Date	Jul. 08, 2024
Offering: 16
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-280570
Carry Forward Initial Effective Date	Jul. 08, 2024
Offering: 17
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-280570
Carry Forward Initial Effective Date	Jul. 08, 2024
Offering: 18
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 135,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-280570
Carry Forward Initial Effective Date	Jul. 08, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 19,926.00
Offering Note	The registrant previously registered the offer and sale of securities having a maximum aggregate offering price of $300,000,000 pursuant to a registration statement on Form S-3 (File No. 333-272378) initially filed with the Securities and Exchange Commission on June 2, 2023 (the "2023 Expiring Registration Statement") and, in connection therewith, paid a filing fee of $33,060. Of such securities, an aggregate of $119,918,450 remain unsold (the "2023 Unsold Securities"). The registrant previously registered the offer and sale of securities having a maximum aggregate offering price of $250,000,000 pursuant to a registration statement on Form S-3 (File No. 333-280570) initially filed with the Securities and Exchange Commission on June 28, 2024 (the "2024 Expiring Registration Statement" and together with the 2023 Expiring Registration Statement, the "Expiring Registration Statements") and, in connection therewith, paid a filing fee of $36,900. Of such securities, an aggregate of $135,000,000 remain unsold (the "2024 Unsold Securities" and together with the 2023 Unsold Securities, the "Unsold Securities"). Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Unsold Securities, and the filing fee of $33,141.01 associated therewith (which amount is based on the filing fee rates in effect at the time of the filing of the Expiring Registration Statements) is hereby carried forward to be applied to the Unsold Securities and no additional filing fee is due with respect to such Unsold Securities in connection with the filing of this registration statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities pursuant to the Expiring Registration Statements shall be deemed terminated as of the date of the effective date of this registration statement.